Purchases and other expenses - Other liabilities - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Other liabilities in the opening balance	€ 2,802	€ 2,644	€ 2,574
Business related variations	176	129	54
Changes in the scope of consolidation	63	6	9
Translation adjustment	(13)		29
Reclassifications and other items	52	23	(22)
Other liabilities in the closing balance	3,078	€ 2,802	€ 2,644
VOO [Member]
Disclosure of subsidiaries [line items]
Changes in the scope of consolidation	€ 41